Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2011
Contract Acquisition Costs, net
NOTE 9	Contract Acquisition Costs, net

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2011	2010
Conversion costs, net	$88,765	80,521
Payments for processing rights, net	74,222	85,730

Total	$162,987	166,251

Amortization related to payments for processing rights, which is recorded as a reduction of revenues, was $15.9 million, $17.7 million and $25.5 million for 2011, 2010 and 2009, respectively.

Amortization expense related to conversion costs was $18.8 million, $17.5 million and $17.8 million for 2011, 2010 and 2009, respectively.

During the year ended December 31, 2011, the Company recognized an impairment loss related to payments for processing rights of $750,000 and an impairment loss related to conversion costs of $49,000.

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	9.6
Conversion costs	7.4

Total	8.6

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2011 for the next five years is:

(in thousands)	Payments for Processing Rights	Conversion Costs
2012	$14,742	17,825
2013	14,355	18,115
2014	12,289	15,906
2015	8,429	13,838
2016	8,608	11,149